Finance receivables - Schedule of finance receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Finance Receivables Abstract
Minimum payments receivable	$ 2,983,532
Unearned income	55,328
Net investment	3,038,860
Allowance for credit losses	0
Finance receivables, net	$ 3,038,860	$ 3,432,340